DWS Government Money Market VIP Investment Objectives and Goals - Class A [Member] - DWS Government Money Market VIP	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS Government Money Market VIP
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks maximum current income to the extent consistent with stability of principal.